Summary of Significant Accounting Policies (Details Narrative)			6 Months Ended		12 Months Ended
	Oct. 06, 2018 USD ($)	Oct. 06, 2018 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Allowance for uncollectable balances			$ 90,051		$ 73,386	$ 48,529	$ 13,095
Allowance for doubtful account			115,819		6,377
Inventory reserve			392,546		389,867	405,205
Deferred public offering costs			$ 42,238
Estimated useful lives of intangible assets			50 years		50 years
Lease description			Ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.		Ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Sale of cost	$ 700,000
Research and development expense			$ 128,481	$ 165,464	$ 522,867	556,090
Advertising expenses			3,709	32,805	51,257	49,289
Government subsidies			$ 332,418	101,239	$ 140,295	67,608
Value added tax rate description			The VAT is based on gross sales price and VAT rates range up to 17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%), depending on the type of products sold.		The VAT is based on gross sales price and VAT rates range up to 17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%), depending on the type of products sold.
Employee defined cost			$ 15,336	$ 30,204	$ 68,128	$ 63,243
RMB [Member]
Sale of cost | ¥		¥ 5,000,000
Xi'an DT [Member]
Non-controlling interests rate			25.00%		25.00%
Tianjin YHX [Member]
Non-controlling interests rate			49.00%		49.00%